Income and other taxes - Unused tax losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	$ (7,381)	$ (7,077)
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	1,355,760
Tax effect	298,267
Expire | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	949,959
Tax effect	208,991
Losses generated in 2015 (expires 2035) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	282,437
Tax effect	62,136
Losses generated in 2016 (expires 2036) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	432,581
Tax effect	95,168
Losses generated in 2017 (expires 2037) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	234,941
Tax effect	51,687
Losses generated in 2019 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	255,244
Tax effect	56,154
Losses generated in 2020 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	121,321
Tax effect	26,691
Losses generated in 2023 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	29,235
Tax effect	$ 6,432